Derivative Liability - Schedule of Warrants Issued with Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 Integer $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 Integer $ / shares
Stock Price		$ 0.00
Minimum [Member]
Stock Price			$ 0.0135
Maximum [Member]
Stock Price			$ 0.0189
Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00	0.00	0.00
Risk Free Interest Rate for Term [Member]
Fair value assumptions, measurement input, percentages | Integer	0.00
Risk Free Interest Rate for Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		1.93	0.0108
Risk Free Interest Rate for Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		2.33	0.0153
Volatility [Member]
Fair value assumptions, measurement input, percentages	0.00
Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		347.0	2.79
Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		348.4	4.46
Maturity Dates [Member]
Fair value assumptions, measurement input, term	0 years
Maturity Dates [Member] | Minimum [Member]
Fair value assumptions, measurement input, term		6 months	6 months
Maturity Dates [Member] | Maximum [Member]
Fair value assumptions, measurement input, term		1 year 8 months 9 days	2 years 8 months 9 days